UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	827,656	$8,533
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	426,657	4,267
SEI Institutional Managed Trust Real Return Fund, Cl Y	141,371	1,422
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	167,645	1,707

Total Fixed Income Funds (Cost $16,157) ($ Thousands)		15,929

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	568,307	5,689
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	131,684	1,422
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	168,107	1,422

Total Multi-Asset Funds (Cost $8,823) ($ Thousands)		8,533

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	121,451	1,422

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	64,207	$1,138

Total Equity Funds (Cost $2,488) ($ Thousands)		2,560

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.040%**	1,422,189	1,422

Total Money Market Fund (Cost $1,422) ($ Thousands)		1,422

Total Investments — 100.0% (Cost $28,890) ($ Thousands)		$28,444

Percentages are based on Net Assets of $28,439 ($ Thousands).

** Rate shown is the 7-day effective yield as of December 31, 2017.

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 3/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$9,803	$1,039	$(2,223)	$(12)	$(74)	$8,533	$128
SEI Institutional Managed Trust Conservative Income Class Y	5,020	374	(1,127)	—	—	4,267	39
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	252	16	(271)	(14)	17	—	9
SEI Institutional Managed Trust Real Return Fund, Class Y	1,673	144	(372)	2	(25)	1,422	19
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,011	176	(500)	—	20	1,707	32
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	6,690	656	(1,605)	34	(86)	5,689	173
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,672	149	(411)	21	(9)	1,422	55
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	1,672	158	(382)	(8)	(18)	1,422	24
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,670	219	(528)	33	28	1,422	28
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,337	227	(432)	36	(30)	1,138	35
SEI Daily Income Trust Government Fund, Class F	1,673	121	(372)	—	—	1,422	9

Totals	$33,473	$3,279	$(8,223)	$92	$(177)	$28,444	$551

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 59.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	96,975	$1,631
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	183,399	3,250

Total Equity Funds (Cost $4,295) ($ Thousands)		4,881

Fixed Income Fund — 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	455,063	3,267

Total Fixed Income Fund (Cost $3,411) ($ Thousands)		3,267

Total Investments — 100.0% (Cost $7,706) ($ Thousands)		$8,148

Percentages are based on Net Assets of $8,146 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, CL Y	$1,672	$359	$(350)	$(39)	$(11)	$1,631	$47
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	3,327	483	(568)	22	(14)	3,250	97
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	3,344	353	(407)	(29)	6	3,267	192

Totals	$8,343	$1,195	$(1,325)	$(46)	$(19)	$8,148	$336

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,284,655	$13,245
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	378,160	3,532
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	257,448	2,649
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	882,978	8,830
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	368,971	2,649
SEI Institutional Managed Trust Real Return Fund, Cl Y	351,098	3,532
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,040,914	10,597

Total Fixed Income Funds (Cost $45,543) ($ Thousands)		45,034

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	264,120	2,649
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,499,610	15,011
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	490,548	5,298
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	521,891	4,415

Total Multi-Asset Funds (Cost $28,021) ($ Thousands)		27,373

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	829,439	9,713
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	348,432	6,174

Total Equity Funds (Cost $15,200) ($ Thousands)		15,887

Total Investments — 100.0% (Cost $88,764) ($ Thousands)		$88,294

Percentages are based on Net Assets of $88,274 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Strategy Fund (Continued)

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$13,393	$1,938	$(1,956)	$(5)	$(125)	$13,245	$185
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	3,758	345	(571)	3	(3)	3,532	42
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,795	355	(594)	17	76	2,649	122
SEI Institutional Managed Trust Conservative Income Class Y	9,392	831	(1,393)	—	—	8,830	78
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,527	409	(1,279)	(28)	20	2,649	183
SEI Institutional Managed Trust Real Return Fund, Class Y	3,757	348	(522)	4	(55)	3,532	44
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	11,279	1,117	(1,910)	35	76	10,597	186
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,812	379	(664)	5	117	2,649	53
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	15,962	1,764	(2,567)	60	(208)	15,011	449
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	5,632	576	(948)	74	(36)	5,298	196
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	4,695	464	(672)	(34)	(38)	4,415	72
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	10,304	1,494	(2,458)	567	(194)	9,713	191
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	6,571	1,108	(1,531)	338	(312)	6,174	184

Totals	$93,877	$11,128	$(17,065)	$1,036	$(682)	$88,294	$1,985

2	SEI Asset Allocation Trust / Quarterly Report / December 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	566,061	$ 9,521
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,100,142	19,495

Total Equity Funds (Cost $24,628) ($ Thousands)		29,016

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,004,407	14,391

Total Fixed Income Fund (Cost $14,269) ($ Thousands)		14,391

Total Investments — 100.0% (Cost $38,897) ($ Thousands)		$ 43,407

Percentages are based on Net Assets of $43,396 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, CL Y	$9,758	$1,722	$(1,652)	$(154)	$(153)	$9,521	$267
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	19,900	2,899	(3,343)	138	(99)	19,495	573
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	14,637	1,794	(1,945)	(96)	1	14,391	828

Totals	$44,295	$6,415	$(6,940)	$(112)	$(251)	$43,407	$1,668

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,610,950	$16,609
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	666,845	6,228
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	605,280	6,228
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	867,456	6,228
SEI Institutional Managed Trust Real Return Fund, Cl Y	619,119	6,229
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	3,263,044	33,218

Total Fixed Income Funds (Cost $76,851) ($ Thousands)		74,740

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,104,853	31,142
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,074,038	20,761
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	961,163	10,380
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,227,016	10,381

Total Multi-Asset Funds (Cost $74,794) ($ Thousands)		72,664

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,659,409	$31,142
SEI Institutional Managed Trust Large Cap Fund, Cl Y	281,698	4,152
SEI Institutional Managed Trust - Large Cap Value Fund, Cl Y	163,152	4,152
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,171,621	20,761

Total Equity Funds (Cost $52,843) ($ Thousands)		60,207

Total Investments — 100.0% (Cost $204,488) ($ Thousands)		$207,611

Percentages are based on Net Assets of $207,560 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$14,324	$3,856	$(1,417)	$(5)	$(149)	$16,609	$203
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	6,609	255	(636)	1	(1)	6,228	74
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	6,559	592	(1,147)	(60)	284	6,228	284
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	9,952	679	(4,403)	(168)	168	6,228	487
SEI Institutional Managed Trust Real Return Fund, Class Y	6,603	277	(561)	4	(94)	6,229	78
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	35,270	1,678	(4,085)	79	276	33,218	579
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	32,962	2,425	(5,638)	32	1,361	31,142	616
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	21,988	1,223	(2,242)	49	(257)	20,761	623
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	11,002	575	(1,272)	27	48	10,380	380
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	11,004	623	(1,071)	(87)	(88)	10,381	170
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	32,959	2,762	(5,752)	1,666	(493)	31,142	615
SEI Institutional Managed Trust Large Cap Fund, Class Y	8,796	580	(5,962)	947	(209)	4,152	86
SEI Institutional Managed Trust Large Cap Value, Class Y	—	4,428	(372)	9	87	4,152	20
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	22,013	2,355	(3,671)	1,661	(1,597)	20,761	615

Totals	$220,041	$22,308	$(38,229)	$4,155	$(664)	$207,611	$4,830

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 82.0%
SEI Institutional International Trust International Equity Fund, Cl Y	752,821	$8,763
SEI Institutional Managed Trust Real Estate Fund, Cl Y	520,481	8,755
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	685,827	17,461
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,522,525	44,699

Total Equity Funds (Cost $55,926) ($ Thousands)		79,678

Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,442,347	17,536

Total Fixed Income Fund (Cost $18,064) ($ Thousands)		17,536

Total Investments — 100.0% (Cost $73,990) ($ Thousands)		$97,214

Percentages are based on Net Assets of $97,188 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional International Trust International Equity Fund, CL Y	$8,409	$678	$(1,629)	$133	$1,172	$8,763	$133
SEI Institutional Managed Trust Real Estate Fund, CL Y	8,504	1,923	(1,394)	(130)	(148)	8,755	241
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CL Y	16,920	1,031	(2,642)	304	1,848	17,461	179
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	43,203	6,163	(4,689)	134	(112)	44,699	1,296
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	16,985	2,331	(1,655)	(102)	(23)	17,536	996

Totals	$94,021	$12,126	$(12,009)	$339	$2,737	$97,214	$2,845

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,291,551	$16,700
SEI Institutional International Trust International Equity Fund, Cl Y	4,304,060	50,099
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,523,179	19,086
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,398,864	50,099
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,112,205	14,314

Total Equity Funds (Cost $127,762) ($ Thousands)		150,298

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,757,086	47,714

Total Multi-Asset Fund (Cost $48,351) ($ Thousands)		47,714

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,391,066	14,314
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,993,603	14,314
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,171,748	11,928

Total Fixed Income Funds (Cost $41,280) ($ Thousands)		40,556

Total Investments — 100.0% (Cost $217,393) ($ Thousands)		$238,568

Percentages are based on Net Assets of $238,482 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income

SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	$17,589	$640	$(4,909)	$891	$2,489	$16,700	$263
SEI Institutional International Trust International Equity Fund, CL Y	52,835	1,431	(12,134)	3,314	4,653	50,099	801
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CL Y	20,104	582	(3,663)	662	1,401	19,086	350
SEI Institutional Managed Trust Large Cap Fund, CL Y	52,610	4,444	(11,439)	3,697	787	50,099	617
SEI Institutional Managed Trust Small Cap Fund, CL Y	15,165	1,751	(2,932)	738	(408)	14,314	128
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CL Y	50,445	3,203	(8,083)	247	1,902	47,714	986
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	15,071	1,055	(2,323)	107	404	14,314	675
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	15,200	1,112	(1,896)	135	(237)	14,314	865
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	12,650	679	(1,527)	3	123	11,928	211

Totals	$251,669	$14,897	$(48,906)	$9,794	$11,114	$238,568	$4,896

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	118,107	$ 1,527
SEI Institutional International Trust International Equity Fund, Cl Y	1,042,666	12,137
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,653,203	42,090
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	458,762	10,515

Total Equity Funds (Cost $38,582) ($ Thousands)		66,269

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	293,462	3,020
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	837,236	6,011

Total Fixed Income Funds (Cost $9,163) ($ Thousands)		9,031

Total Investments — 100.0% (Cost $47,745) ($ Thousands)		$ 75,300

Percentages are based on Net Assets of $75,280 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	$1,297	$132	$(166)	$46	$218	$1,527	$23
SEI Institutional International Trust International Equity Fund, CL Y	10,387	932	(832)	344	1,306	12,137	182
SEI Institutional Managed Trust Tax Managed Large Cap Fund, CL Y	36,206	3,116	(2,123)	1,402	3,489	42,090	405
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, CL Y	9,123	931	(555)	383	633	10,515	27
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	2,591	494	(149)	13	71	3,020	130
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	5,216	964	(122)	4	(51)	6,011	319

Totals	$64,820	$6,569	$(3,947)	$2,192	$5,666	$75,300	$1,086

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	526,543	$5,418
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	755,312	5,423
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,661,241	27,092

Total Fixed Income Funds (Cost $37,680) ($ Thousands)		37,933

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,160,698	21,672
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	501,645	5,417
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,024,678	8,669

Total Multi-Asset Funds (Cost $36,432) ($ Thousands)		35,758

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	251,633	3,254

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	930,970	$10,836
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	432,313	5,417
SEI Institutional Managed Trust Large Cap Fund, Cl Y	808,491	11,917
SEI Institutional Managed Trust Small Cap Fund, Cl Y	252,510	3,250

Total Equity Funds (Cost $27,458) ($ Thousands)		34,674

Total Investments — 100.0% (Cost $101,570) ($ Thousands)		$108,365

Percentages are based on Net Assets of $108,337 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	$5,332	$548	$(642)	$(7)	$187	$5,418	$241
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	5,345	575	(459)	—	(38)	5,423	309
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	26,658	1,714	(1,544)	(52)	316	27,092	449
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CL Y	21,385	1,556	(2,186)	(56)	973	21,672	426
SEI Institutional Managed Trust Multi-Asset Income Fund, CL Y	5,319	438	(375)	1	34	5,417	192
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CL Y	8,484	863	(538)	(94)	(46)	8,669	140
SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	3,204	153	(723)	87	533	3,254	48
SEI Institutional International Trust International Equity Fund, CL Y	10,679	418	(1,881)	216	1,404	10,836	164
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CL Y	5,301	307	(745)	101	453	5,417	94
SEI Institutional Managed Trust Large Cap Fund, CL Y	11,623	1,359	(2,073)	60	948	11,917	138
SEI Institutional Managed Trust Small Cap Fund, CL Y	3,201	564	(587)	11	61	3,250	28

Totals	$106,531	$8,495	$(11,753)	$267	$4,825	$108,365	$2,229

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	46,090	$596
SEI Institutional International Trust International Equity Fund, Cl Y	408,820	4,758
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	650,433	16,560
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	180,441	4,136

Total Equity Funds (Cost $15,852) ($ Thousands)		26,050

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	115,555	1,189
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	331,601	2,381

Total Fixed Income Funds (Cost $3,603) ($ Thousands)		3,570

Total Investments — 100.0% (Cost $19,455) ($ Thousands)		$29,620

Percentages are based on Net Assets of $29,612 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 12/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	$536	$92	$(139)	$7	$100	$596	$9
SEI Institutional International Trust International Equity Fund, CL Y	4,297	566	(772)	19	648	4,758	72
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CL Y	15,117	1,321	(1,830)	65	1,887	16,560	163
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, CL Y	3,798	439	(508)	17	390	4,136	11
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	1,069	231	(146)	(3)	38	1,189	52
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	2,170	479	(250)	(22)	4	2,381	129

Totals	$26,987	$3,128	$(3,645)	$83	$3,067	$29,620	$436

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	911,148	$ 11,781
SEI Institutional International Trust International Equity Fund, Cl Y	3,793,160	44,152
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,402,089	17,568
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,186,627	46,971
SEI Institutional Managed Trust Small Cap Fund, Cl Y	684,728	8,813

Total Equity Funds (Cost $109,431) ($ Thousands)		129,285

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,869,166	58,868
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,089,281	11,764
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,782,983	23,544

Total Multi-Asset Funds (Cost $98,374) ($ Thousands)		94,176

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,429,447	$ 14,709
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,048,830	14,711
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	4,046,359	41,192

Total Fixed Income Funds (Cost $71,210) ($ Thousands)		70,612

Total Investments — 100.0% (Cost $279,015) ($ Thousands)		$ 294,073

Percentages are based on Net Assets of $293,984 ($ Thousands).

Cl — Class

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	$12,050	$394	$(2,979)	$458	$1,858	$11,781	$176
SEI Institutional International Trust International Equity Fund, CL Y	45,272	1,092	(9,045)	2,536	4,297	44,152	670
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CL Y	18,099	514	(2,917)	525	1,347	17,568	308
SEI Institutional Managed Trust Large Cap Fund, CL Y	48,072	4,120	(9,363)	3,075	1,067	46,971	562
SEI Institutional Managed Trust Small Cap Fund, CL Y	9,055	1,073	(1,518)	211	(8)	8,813	77
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CL Y	60,401	3,922	(8,024)	254	2,315	58,868	1,183
SEI Institutional Managed Trust Multi-Asset Income Fund, CL Y	12,069	586	(971)	23	57	11,764	430
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CL Y	23,893	1,672	(1,635)	—	(386)	23,544	384
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	15,042	1,144	(1,997)	306	214	14,709	665
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	15,135	1,090	(1,412)	28	(130)	14,711	865
SEI Institutional Managed Trust U.S. Fixed Income Fund, CL Y	42,249	1,604	(3,078)	54	363	41,192	708

Totals	$301,337	$17,211	$(42,939)	$7,470	$10,994	$294,073	$6,028

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2017

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	213,120	$2,756
SEI Institutional International Trust International Equity Fund, Cl Y	1,887,134	21,966
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,997,292	76,311
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	831,721	19,063

Total Equity Funds (Cost $70,233) ($ Thousands)		120,096

Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	533,054	5,485
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,528,415	10,974

Total Fixed Income Funds (Cost $16,785) ($ Thousands)		16,459

Total Investments — 100.0% (Cost $87,018) ($ Thousands)		$136,555

Percentages are based on Net Assets of $136,518 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of December 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of December 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. As of December 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. As of December 31, 2017, there were no Level 3 securities.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2017 ($ Thousands):

Security Description	Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2017	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, CL Y	$2,570	$123	$(439)	$95	$407	$2,756	$41
SEI Institutional International Trust International Equity Fund, CL Y	20,595	831	(2,595)	986	2,149	21,966	331
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CL Y	71,729	3,149	(7,767)	5,055	4,145	76,311	763
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, CL Y	18,068	1,255	(2,172)	1,463	449	19,063	50
SEI Institutional International Trust Emerging Markets Debt Fund, CL Y	5,140	734	(560)	41	130	5,485	239
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	10,347	1,303	(595)	8	(89)	10,974	604

Totals	$128,449	$7,395	$(14,128)	$7,648	$7,191	$136,555	$2,028

SEI Asset Allocation Trust / Quarterly Report / December 31, 2017	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: March 1, 2018